Subsequent Event	6 Months Ended
Dec. 31, 2012
Subsequent Event [Text Block]
8.	Subsequent Event

On January 24, 2013, the Company entered into an option agreement with Sandfield Resources Ltd. (“Sandfield”) whereby Sandfield has the right to earn up to a 70% interest in the Moonlight Property.

Under the terms of the agreement, Sandfield will earn a 60% interest in the Moonlight Property (the “Initial Interest”) by paying a total of Cdn$375,000, issuing 3,000,000 common shares, and incurring exploration expenditures of Cdn$1,600,000 as follows:

Cash consideration to be paid:
Cdn$125,000 to be paid upon approval by the TSX Venture Exchange;
a further $125,000 to be paid on or before January 24, 2015; and
a further $125,000 to be paid on or before January 24, 2016.

Share consideration to be paid:

500,000 common shares to be issued on the date Sandfield lists its common shares on the TSX Venture Exchange; and
a further 2,500,000 shares to be issued on or before January 24, 2016.

Exploration expenditures to be incurred:

Cdn$100,000 on or before May 31, 2013;
a further Cdn$500,000 on or before January 24, 2013; and
a further Cdn$1,000,000 on or before January 24, 2016.

Sandfield can earn an additional 10% interest in the Moonlight Property (the “Secondary Interest”) by issuing the Company 1,000,000 common shares and incurring an additional Cdn$3,000,000 of exploration expenditures on or before January 24, 2018.

Subject to Sandfield exercising the Initial Interest, the Company and Sandfield will form a joint venture for the purpose of carrying out further exploration and development of the Moonlight Property on the earlier of Sandfield exercising the Secondary Interest and January 24, 2018.

Sandfield will be responsible for all payments and share issuances required by the underlying option and assignment agreements and maintaining the mineral claims in good standing.